Restricted net assets and parent company only condensed financial information - Schedule of Condensed Cash Flow Statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (460,197)	$ (66,722)	¥ (524,144)	¥ (300,897)
Net cash used in operating activities	(460,197)	(66,722)	(524,144)	(300,897)
Cash flows from investing activities
Purchase of wealth management products	(1,180,045)	(171,090)	(1,650,355)	(1,628,558)
Redemption of wealth management products	1,165,980	169,051	1,623,538	1,620,924
Investment income from wealth management products	3,366	488	4,991	4,476
Purchase of equity security				(13,721)
Purchase of other investments			(28,895)	(19,000)
Purchase of derivative financial instruments	(63,742)	(9,242)	(415,346)	(68,078)
Settlement of derivative financial instruments	65,744	9,532	424,251	69,628
Others	3,005	436	(10,566)	(294)
Net cash used in investing activities	(87,832)	(12,734)	(136,275)	(84,649)
Cash flows from financing activities
Proceeds from issuance of ordinary shares				1,676,816
Proceeds from ADS depository				23,069
Proceeds from issuance of financial instruments with preferred rights				70,026
Repurchase of ordinary shares				(4,102)
Proceeds from investors to the Company			48,617	299,051
Proceeds from exercise of awards	843	123	2,169
Payments in relation to listing expenses			(1,000)	(21,691)
Net cash generated from/(used in) financing activities	71,367	10,347	(58,405)	1,744,512
Net increase/(decrease) in cash and cash equivalents	(476,662)	(69,109)	(718,824)	1,358,966
Cash and cash equivalents at beginning of year	639,042	92,652	1,375,766
Exchange differences of cash and cash equivalents	13,886	2,013	(17,900)	(123,154)
Cash and cash equivalents at end of year	176,266	25,556	639,042	1,375,766
Parent
Cash flows from operating activities
Cash used in operations	(36,359)	(5,272)	(35,706)	(36,241)
Net cash used in operating activities	(36,359)	(5,272)	(35,706)	(36,241)
Cash flows from investing activities
Investment in subsidiaries	(24,302)	(3,523)	(886,610)	(1,006,010)
Purchase of wealth management products			(274,955)	(21,858)
Redemption of wealth management products			199,096	0
Investment income from wealth management products			1,467	0
Purchase of equity security				(13,721)
Purchase of other investments			(25,894)	0
Purchase of derivative financial instruments			(350,744)	(68,078)
Settlement of derivative financial instruments			359,165	69,628
Others	(7,106)	(1,030)	(66)	(294)
Net cash used in investing activities	(31,408)	(4,553)	(978,541)	(1,040,333)
Cash flows from financing activities
Proceeds from issuance of ordinary shares				1,676,816
Proceeds from ADS depository				(23,069)
Proceeds from issuance of financial instruments with preferred rights				70,026
Repurchase of ordinary shares				(4,102)
Proceeds from investors to the Company			48,617	299,051
Proceeds from exercise of awards	843	123	2,169	0
Proceeds from loans from Group companies	25,000	3,624	75,457	0
Payments in relation to listing expenses				(21,691)
Net cash generated from/(used in) financing activities	25,843	3,747	126,243	2,043,169
Net increase/(decrease) in cash and cash equivalents	(41,924)	(6,078)	(888,004)	966,595
Cash and cash equivalents at beginning of year	44,691	6,480	941,541	122,104
Exchange differences of cash and cash equivalents	1,444	209	(8,846)	(147,158)
Cash and cash equivalents at end of year	¥ 4,211	$ 611	¥ 44,691	¥ 941,541